Document And Entity Information	3 Months Ended
Mar. 31, 2016
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Entity Registrant Name	Lion Biotechnologies, Inc.
Entity Central Index Key	0001425205
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer